Unaudited Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity		Ordinary Shares Class A HKD ($) shares		Ordinary Shares Class A USD ($) shares	Ordinary Shares Class B HKD ($) shares		Ordinary Shares Class B USD ($) shares	Shares subscription receivable HKD ($)		Shares subscription receivable USD ($)	Retained Earnings HKD ($)		Retained Earnings USD ($)	Additional paid-in Capital HKD ($)		Additional paid-in Capital USD ($)	HKD ($)		USD ($)
Balance (in Dollars)	[1]	$ 5,514			$ 2,252			$ (7,666)			$ 11,558,487						$ 11,558,587
Balance at Jun. 30, 2023	[1]	$ 5,514			$ 2,252			(7,666)			11,558,487						11,558,587
Balance (in Shares) at Jun. 30, 2023 | shares	[1]	11,360,000		11,360,000	4,640,000		4,640,000
Net income (loss)											700,844						700,844
Balance at Dec. 31, 2023	[1]	$ 6,633			$ 2,252			(7,666)			12,259,331						12,259,431
Balance (in Shares) at Dec. 31, 2023 | shares	[1]	11,360,000		11,360,000	4,640,000		4,640,000
Balance (in Dollars)	[1]	$ 6,633			$ 2,252			(7,666)			12,259,331						12,259,431
Balance (in Dollars)	[1]	5,514			2,252			(7,666)			14,153,991						14,154,091
Balance at Jun. 30, 2024	[1]	$ 5,514			$ 2,252			(7,666)			14,153,991						14,154,091
Balance (in Shares) at Jun. 30, 2024 | shares	[1]	11,360,000		11,360,000	4,640,000		4,640,000
Issuance of Ordinary shares, net of offering expenses		$ 1,119						7,666						54,979,300			54,988,085
Issuance of Ordinary shares, net of offering expenses (in Shares) | shares		2,300,000		2,300,000
Net income (loss)											(1,245,395)						(1,245,395)		$ (160,330)
Balance at Dec. 31, 2024		$ 6,633	[1]	$ 854	$ 2,252	[1]	$ 290		[1]		12,908,596	[1]	$ 1,661,830	54,979,300	[1]	$ 7,077,938	67,896,781	[1]	8,740,912
Balance (in Shares) at Dec. 31, 2024 | shares	[1]	13,660,000		13,660,000	4,640,000		4,640,000
Balance (in Dollars)		$ 6,633	[1]	$ 854	$ 2,252	[1]	$ 290		[1]		$ 12,908,596	[1]	$ 1,661,830	$ 54,979,300	[1]	$ 7,077,938	$ 67,896,781	[1]	$ 8,740,912

[1]	The shares and per share information are presented on a retroactive basis to reflect the adoption of a dual-class share structure and the issuance of Class B Ordinary Shares